Parent Only Financial Statements - Condensed Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (152,641)	$ (194,192)
Adjustments to reconcile net loss to net cash provided by operating activities:
Change in fair value of warrant liabilities	(2,679)	(8,322)
Changes in operating assets and liabilities:
Prepaid expenses	2,340	2,806
Accrued expenses	(20,293)	(8,673)
Net cash used in operating activities	(22,537)	(47,173)
Cash flows from investing activities:
Net cash used in investing activities	(10,826)	(26,493)
Cash flows from financing activities:
Proceeds from issuance of common shares in the Employee Stock Purchase Plan	4,908	0
Net cash (used in) provided by financing activities	(13,717)	47,561
Net decrease in cash, cash equivalents and restricted cash	(46,682)	(26,963)
Cash, cash equivalents and restricted cash, beginning of year	80,091	107,054
Cash, cash equivalents and restricted cash, end of year	33,409	80,091
The Beachbody Company, Inc.
Cash flows from operating activities:
Net loss	(152,701)
Adjustments to reconcile net loss to net cash provided by operating activities:
Change in fair value of warrant liabilities	(2,679)
Equity in net loss of subsidiaries	155,507
Changes in operating assets and liabilities:
Prepaid expenses	8
Accrued expenses	9
Net cash used in operating activities	144
Cash flows from investing activities:
Net cash used in investing activities	0
Cash flows from financing activities:
Decrease in due to subsidiaries	(8,299)
Proceeds from issuance of common shares in the Employee Stock Purchase Plan	553
Tax withholdings payments for vesting of restricted stock	(2,178)
Proceeds from issuance of Equity Offering, net of issuance costs	4,908
Net cash (used in) provided by financing activities	(5,016)
Net decrease in cash, cash equivalents and restricted cash	(4,872)
Cash, cash equivalents and restricted cash, beginning of year	4,897
Cash, cash equivalents and restricted cash, end of year	$ 25	$ 4,897